Derivative Instruments - Interest Rate Swap Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
United States Dollar-denominated interest rate swaps 1 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	$ 404,464
Fair Value /Carrying Amount of Assets (Liability)	(66,829)
Weighted-Average Remaining Term (Years)	23 years 1 month 6 days
Fixed Interest Rate	4.90%
United States Dollar-denominated interest rate swaps 2 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	196,574
Fair Value /Carrying Amount of Assets (Liability)	(40,463)
Weighted-Average Remaining Term (Years)	5 years 2 months 12 days
Fixed Interest Rate	6.20%
United States Dollar-denominated interest rate swaps 3 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	90,000
Fair Value /Carrying Amount of Assets (Liability)	(13,581)
Weighted-Average Remaining Term (Years)	4 years 8 months 12 days
Fixed Interest Rate	4.90%
United States Dollar-denominated interest rate swaps 4 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	100,000
Fair Value /Carrying Amount of Assets (Liability)	(14,624)
Weighted-Average Remaining Term (Years)	3 years
Fixed Interest Rate	5.30%
United States Dollar-denominated interest rate swaps 5 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	193,750
Fair Value /Carrying Amount of Assets (Liability)	(33,614)
Weighted-Average Remaining Term (Years)	15 years
Fixed Interest Rate	5.20%
United States Dollar-denominated interest rate swaps 6 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	469,011
Fair Value /Carrying Amount of Assets (Liability)	81,119
Weighted-Average Remaining Term (Years)	23 years 1 month 6 days
Fixed Interest Rate	4.80%
Euro-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	EURIBOR
Principal Amount	340,221
Fair Value /Carrying Amount of Assets (Liability)	(31,651)
Weighted-Average Remaining Term (Years)	7 years
Fixed Interest Rate	3.10%
Interest rate swap agreements [Member]
Derivative [Line Items]
Fair Value /Carrying Amount of Assets (Liability)	$ (119,643)